PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits
Amounts recognized in net periodic benefit cost
Service cost	$ 20,657	$ 23,075	$ 28,300
Interest cost	40,996	41,875	44,179
Expected return on plan assets	(57,370)	(58,820)	(68,830)
Amortization of prior service (credit) cost	(5,822)	(1,555)	(1,178)
Amortization of net loss (gain)	33,648	34,940	30,510
Curtailment credit	0	0	(688)
Settlement loss	17,732	22,657	23,067
Total net periodic benefit cost	49,841	62,172	55,360
Change in plan assets and benefit obligations recognized in AOCI, pre-tax
Actuarial net (gain) loss	(73,768)	(31,772)	(21,554)
Prior service (credit) cost	(2,650)	(41,517)	1,748
Total recognized in other comprehensive (income) loss, pre-tax	(76,418)	(73,289)	(19,806)
Net amounts recognized in periodic benefit cost and AOCI	(26,577)	(11,117)	35,554
Other Benefits
Amounts recognized in net periodic benefit cost
Service cost	263	299	542
Interest cost	8,837	9,731	10,187
Expected return on plan assets	0	0	0
Amortization of prior service (credit) cost	748	575	611
Amortization of net loss (gain)	(1)	(13)	(57)
Curtailment credit	0	0	204
Settlement loss	0	0	0
Total net periodic benefit cost	9,847	10,592	11,487
Change in plan assets and benefit obligations recognized in AOCI, pre-tax
Actuarial net (gain) loss	2,139	(3,047)	(26,270)
Prior service (credit) cost	(744)	(572)	(834)
Total recognized in other comprehensive (income) loss, pre-tax	1,395	(3,619)	(27,104)
Net amounts recognized in periodic benefit cost and AOCI	$ 11,242	$ 6,973	$ (15,617)